Income Tax	12 Months Ended
Apr. 30, 2024
Disclosure Of Income Taxes [Abstract]
Income Tax [Text Block]

13. Income Tax

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of loss and comprehensive loss for the years ended April 30, 2024, and 2023:

	2024	2023
	$	$
Net loss before tax	(15,948,389)	(13,591,728)
Statutory tax rate	27.00%	27.00%
Expected income recovery	(4,306,065)	(3,669,767)
Change in deferred tax assets not recognized	(3,686,725)	10,505,857
Share issuance costs	(782,849)	(2,190,593)
Foreign exchange	(96,891)	(28,790)
Change in estimate	7,497,449	(5,911,480)
Tax effect of spinout	-	-
Non-deductible items and other	1,375,081	1,294,773
Total income tax expense (recovery)	-	-

The deferred taxes assets and liabilities reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values.  The recognized deferred tax liability and assets as at April 30, 2024 and 2023 are comprised of the following:

	2024	2023
	$	$
Non-capital loss carryforwards	15,439,182	1,351,294
Property and equipment	474,564
Exploration and evaluation assets	(15,913,746)	(1,351,294)
Net deferred tax asset (liability)	-	-

The unrecognized deductible temporary differences as at April 30, 2024, and 2023 are comprised of the following:

	2024	2023
	$	$
Non-capital loss carryforwards	44,301,215	57,492,282
Property, plant, and equipment	126,110	234,193
Equity investments	1,251,761	560,057
Intangible assets	89,875
Financing costs	8,796,460	11,740,967
Total unrecognized deductible temporary differences	54,565,421	70,027,499
The Company has non-capital loss carry forwards of approximately $44,301,215 (2023: $57,492,282) that have not recognized in these financial statements, which may be carried forward to apply against future income for Canadian and Mexican income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Expiry
$
2044	10,676,181
2043	10,239,059
2042	6,534,759
2041	6,645,093
2040	2,618,143
2039	278,071
2038	65,933
2037	-
2036	-
2035	-
2034	7,226,469
2033	14,376
2032	3,133
Total	44,301,215